Derivatives and Hedge Accounting - Summary of Effects of Cash flow Hedges and Net Investment Hedges (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	$ (104,029)
Change in fair value of hedging instruments for ineffectiveness measurement	104,029
Hedging gains (losses) recognized in other comprehensive income	(104,029)
Net change in other comprehensive income (loss)	(104,029)
Cash Flow Hedges
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	100,620
Change in fair value of hedging instruments for ineffectiveness measurement	(85,711)
Hedge ineffectiveness	14,909	[1]
Hedging gains (losses) recognized in other comprehensive income	41,201
Amount reclassified from accumulated other comprehensive income (loss) to earnings	45,271	[2]
Net change in other comprehensive income (loss)	(4,070)
Cash Flow Hedges | Floating Interest Rate
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	(4,972)
Change in fair value of hedging instruments for ineffectiveness measurement	4,972
Hedging gains (losses) recognized in other comprehensive income	(4,972)
Net change in other comprehensive income (loss)	(4,972)
Cash Flow Hedges | Floating Rate Foreign Currency Debt
Disclosure Of Derivatives [Line Items]
Change in value of hedged items for ineffectiveness measurement	105,592
Change in fair value of hedging instruments for ineffectiveness measurement	(90,683)
Hedge ineffectiveness	14,909	[1]
Hedging gains (losses) recognized in other comprehensive income	46,173
Amount reclassified from accumulated other comprehensive income (loss) to earnings	45,271	[2]
Net change in other comprehensive income (loss)	$ 902

[1]	Hedge ineffectiveness is recorded within net financing charges on the consolidated statements of (loss) earnings.
[2]	For cash flow hedges that address interest rate risk and/or foreign currency exchange risk, the amount reclassified from accumulated other comprehensive income (loss) to earnings is recorded within interest expense included in net financing charges or foreign exchange (gain) loss included in general and administrative expenses on the consolidated statements of (loss) earnings.